Equity - Schedule of Sharebased Payments Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Equity [Abstract]
Employees and directors share-based payments	$ 290,000	$ 247,000
Stock options issued for services	22,000
Total share based payments expenses	$ 312,000	$ 247,000